Properties, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 106	$ 31